Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents (Note 1)	¥ 401,395	¥ 407,684
Short-term investments (Note 2)	3,377	71
Trade receivables (Note 3)	522,432	546,771
Inventories (Note 4)	650,568	562,807
Prepaid expenses and other current assets (Notes 6, 15 and 18)	314,489	284,556
Allowance for credit losses (Notes 3 and 6)	(13,916)	(12,746)
Total current assets	1,878,345	1,789,143
Noncurrent receivables (Note 20)	16,388	17,276
Investments (Notes 2 and 22)	60,967	49,994
Property, plant and equipment, net (Notes 5 and 6)	1,041,403	1,037,680
Operating lease right-of-use assets (Note 19)	95,791	107,361
Intangible assets, net (Notes 7 and 8)	301,793	318,497
Goodwill (Notes 7 and 8)	953,850	915,564
Other assets (Notes 6, 11 and 12)	404,720	392,066
Allowance for credit losses (Note 6)	(2,369)	(1,967)
Total assets	4,750,888	4,625,614
Current liabilities:
Short-term loans and current portion of long-term debt (Notes 1 and 9)	44,891	392,235
Short Term Loans Related To Financial Services	42,300	45,000
Other short-term loans and current portion of long-term debt	2,591	347,235
Trade payables (Note 10)	338,604	303,809
Accrued income taxes (Note 12)	43,081	18,761
Accrued expenses (Notes 11 and 20)	323,929	317,716
Current operating lease liabilities (Note 19)	30,945	32,307
Other current liabilities (Notes 5, 15 and 18)	279,383	261,361
Total current liabilities	1,060,833	1,326,189
Long-term debt, excluding current installments (Notes 9 and 21)	179,750	4,834
Accrued pension and severance cost (Note 11)	248,467	345,897
Noncurrent operating lease liabilities (Note 19)	65,385	76,796
Other noncurrent liabilities (Notes 12 and 15)	98,024	87,857
Total liabilities	1,652,459	1,841,573
Canon Inc. shareholders' equity:
Common stock Authorized 3,000,000,000 shares; issued 1,333,763,464 shares in 2021 and 2020	174,762	174,762
Additional paid-in capital (Note 13)	403,119	404,620
Legal reserve (Note 13)	68,015	69,436
Retained earnings (Note 13)	3,538,037	3,409,371
Accumulated other comprehensive income (loss) (Note 14)	(151,794)	(324,789)
Treasury stock, at cost; 287,991,705 shares in 2021 and 287,989,819 shares in 2020	(1,158,366)	(1,158,369)
Total Canon Inc. shareholders' equity	2,873,773	2,575,031
Noncontrolling interests	224,656	209,010
Total equity	3,098,429	2,784,041
Total liabilities and equity	¥ 4,750,888	¥ 4,625,614